Share-Based Payments - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended							1 Months Ended							1 Months Ended
	Mar. 02, 2010 USD ($) Installment Person	Mar. 02, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Executive Officer	Dec. 31, 2010 Executive Officer	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Jan. 05, 2010 2007 Share Incentive Plan USD ($) Installment	Jan. 05, 2010 2007 Share Incentive Plan CNY	Jan. 05, 2009 2007 Share Incentive Plan USD ($) Installment	Jan. 05, 2009 2007 Share Incentive Plan CNY	Nov. 09, 2007 2007 Share Incentive Plan USD ($) Installment Person	Nov. 09, 2007 2007 Share Incentive Plan CNY Person	Jun. 30, 2007 2007 Share Incentive Plan	Sep. 01, 2006 Pre-IPO Option Scheme USD ($) Installment	Sep. 01, 2006 Pre-IPO Option Scheme CNY	Mar. 20, 2006 Pre-IPO Option Scheme USD ($) Installment	Mar. 20, 2006 Pre-IPO Option Scheme CNY	Aug. 30, 2005 Pre-IPO Option Scheme USD ($) Installment	Aug. 30, 2005 Pre-IPO Option Scheme CNY	Mar. 02, 2010 Nonvested Shares	Jan. 05, 2010 Option Two USD ($)	Jan. 05, 2010 Option Two CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted										800,000	800,000	600,000	600,000	200,000	200,000		1,000,000	1,000,000	6,680,000	6,680,000	1,000,000	1,000,000		200,000	200,000
Share options grant date fair value, per option										$ 0.91		$ 0.78		$ 2.86			$ 0.14		$ 0.11		$ 0.40			$ 0.92
Share options grant date fair value										$ 728	4,976	$ 469	3,203	$ 573	4,250		$ 140	1,144	$ 735	6,063	$ 400	3,245		$ 184	1,256
Share options grant exercise price										$ 3.725		$ 2.40		$ 8.10			$ 0.75		$ 0.75		$ 0.075			$ 3.725
Percentage of options vested on grant date																	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of options to be vested on installment basis																	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
Share-based compensation vesting period																	4 years	4 years	4 years	4 years	3 years	3 years	5 years
Non-vested ordinary shares, number of installments for vesting period	5	5								4	4	3	3	3	3		8	8	8	8	12	12
Share options authorized																8,680,000
Number of directors	3	3												4	4
Period that share options vest and become exercisable										4 years	4 years	3 years	3 years	3 years	3 years									3 years	3 years
Share options expiration period										10 years	10 years	10 years	10 years	10 years	10 years									10 years	10 years
Ordinary shares granted and issued in exchange for forfeiture of options	150,000	150,000
Ordinary shares grant date fair value, per share	$ 3.63
Ordinary shares grant date fair value, in aggregate	545	3,188
Share options forfeitures	150,000	150,000	241,590	610,356		600,000	600,000
Incremental share-based compensation expense resulting from modification					3,436
Non-vested ordinary shares granted	50,000	50,000
Non-vested ordinary shares grant date fair value	$ 3.49
Non-vested shares grant date fair value	174	1,191
Share-based compensation expense									5,712
Share-based compensation expense, reversed								1,195
Total intrinsic value of share options exercised			$ 122	$ 98